Ordinary Shares - Additional Information (Detail)	Aug. 14, 2019 shares	Jun. 26, 2019 shares	Jun. 17, 2019 shares	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Jul. 26, 2018 Vote shares	Nov. 29, 2017 $ / shares shares	Oct. 09, 2017 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Common Equity [Line Items]
Shares issued							124,969,987	124,969,987
Par value | $ / shares							$ 0.0001	$ 0.0001
Shares authorized											372,138,271
Common Class A [Member]
Common Equity [Line Items]
Shares issued				600,000	8,000,000
Par value | $ / shares									$ 0.0001	$ 0.0001
Shares authorized									420,674,280	420,674,280
Shares cancelled			1
Shares issued	1,737,238	609,805				169,239,905
Ordinary shares, vote per share | Vote						1
Ordinary shares, outstanding									224,968,102	223,484,172
Ordinary shares, shares issued									225,831,214	223,484,172
Common Class B [Member]
Common Equity [Line Items]
Par value | $ / shares									$ 0.0001	$ 0.0001
Shares authorized									79,325,720	79,325,720
Ordinary shares, vote per share | Vote						20
Ordinary shares, outstanding									76,978,677	79,325,720
Ordinary shares, shares issued									76,978,677	79,325,720
American Depositary Shares [Member]
Common Equity [Line Items]
Shares issued				300,000	4,000,000